Net Other Operating (Income) Losses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) losses
Net other operating income includes the following:

Year ended Dec. 31	2019	2018	2017
Alberta Off-Coal Agreement	(40)	(40)	(40)
Mississauga cogeneration facility NUG Contract	(1)	—	(9)
Insurance recoveries	(10)	(7)	—
Other expenses	2	—	—
Net other operating income	(49)	(47)	(49)